Acquisitions - Summary of Acquisition Activity (Parenthetical) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [Line Items]
Cash Consideration	$ 8
Balance amount of consideration recorded as liability	$ 5